RECAPITALIZATION (Q2), Number of Shares of Common Stock Issued (Details) - shares		Mar. 25, 2024		Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Common Stock [Abstract]
Predecessor TMTG Shares (in shares)	[1]	87,500,000
Shares issued to convertible noteholders (in shares)		7,854,534
Common shares, shares outstanding (in shares)		136,700,583	[2]	191,477,375	100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Escrow shares outstanding (in shares)		614,640
Escrow shares not outstanding (in shares)		4,667,033
Digital World Acquisition Corp [Member]
Common Stock [Abstract]
Shares issued to convertible noteholders (in shares)		1,709,145
Common shares, shares outstanding (in shares)		39,636,904

[1]	Includes 614,640 shares outstanding and held in escrow.
[2]	Excludes 4,667,033 shares not outstanding and held in escrow.